UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 12/31/2007

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jennifer Finley
Operations Manager
858-546-1777 ext 16

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ___19___________

Form 13F Information Table Value Total: __$167624_____________
								(Thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

American States Water Co.(AWR) COM              029899101     6519 173025.000SH      SOLE               173025.000
Artesian Resources Corp.(ARTNA COM              043113208     2076 109868.000SH      SOLE               109868.000
ASA Limited		       COM              g3156p103    13954 185633.00SH       SOLE               185633.000
Aqua America, Inc.	       COM              03836W103    10850 511815.00SH	     SOLE               511815.000
CIA Saneamento Basico ADR      COM              20441A102    22614 481152.00SH       SOLE		481152.000
Connecticut Water Service, Inc COM              207797101     5607 237921.00SH       SOLE               237921.000
Eastern American Natural Gas(N COM              276217106      482 18100.00SH        SOLE                18100.000
Franklin Electric Co           COM              353514102     9682 252995.00SH       SOLE               252995.000
Mueller Water Products B       COM              624758207    10915 1094825.00SH      SOLE              1094825.000
iShares Silver Trust	       COM              46428Q109    18487 125790.00SH       SOLE               125790.000
Mueller Industries, Inc.(MLI)  COM              624756102    16568 571532.00SH       SOLE               571532.000
Pentair, Inc.(PNR)             COM              709631105    14554 418110.00SH       SOLE               418110.000
San Juan Basin Royalty Trust   COM              798241105      235 7050.00SH         SOLE                 7050.000
Silver Standard Resources      COM              82823L106    15725 430480.00SH       SOLE               430480.000
Statoil ASA ADR                COM              85771P102      328 10760.00SH        SOLE                10760.000
Telefonos de Mexico SA ADR     COM              879403780      576 15660.00SH        SOLE                15660.000
Templeton Global Income Fund   COM              880198106      419 49760.00SH        SOLE                49760.000
United Utilities ADR           COM              91311Q105     1224 41455.00SH        SOLE                41455.000
Watts Water Technologies, Inc. COM              942749102    16801 563801.00SH       SOLE               563801.000